CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 9,316	$ 12,956
Restricted cash	35	32
Trade receivables	384	317
Other receivables and prepaid expenses	1,026	1,565
Deferred expenses related to issuance of warrants	0	551
Inventories	93	210
Total current assets	10,854	15,631
LONG-TERM ASSETS:
Long-term deposits and other receivables	531	571
Investment accounted for using the equity method	0	43
Deferred expenses related to issuance of warrants	0	1,165
Right-of-use-assets	1,558	1,824
Property, plant and equipment, net	497	812
Total long term assets	2,586	4,415
TOTAL ASSETS	13,440	20,046
CURRENT LIABILITIES:
Trade payables	394	639
Employees and payroll accruals	911	861
Lease liabilities	668	716
Liabilities in respect of government grants	89	56
Deferred revenues and other advances	21	17
Warrants liability	659	706
Other payables	302	449
Total current liabilities	3,044	3,444
LONG-TERM LIABILITIES:
Lease liabilities	1,433	1,482
Liabilities in respect of government grants	3,130	3,073
Deferred revenues and other advances	65	72
Total long term liabilities	4,628	4,627
TOTAL LIABILITIES	7,672	8,071
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.2 par value: Authorized – 30,000,000 ordinary shares; Issued and outstanding – 13,535,843 ordinary shares on June 30, 2026 and 8,718,193 ordinary shares on December 31, 2025	804	488
Share premium and other capital reserves	286,100	281,986
Accumulated deficit	(290,194)	(282,556)
Equity attributable to equity holders of the Company	(3,290)	(82)
Non-controlling interests	9,058	12,057
TOTAL EQUITY	5,768	11,975
TOTAL LIABILITIES AND EQUITY	$ 13,440	$ 20,046